FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                       Name:     Water Asset Management LLC
                       -------------------------------------

                       Address:  509 Madison Avenue, Suite 804
                                 New York, New York  10022
                       ----------------------------------------


                        Form 13F File Number: 028-14357
                        -------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Kirincich

Title:    Chief Financial Officer

Phone:    212-754-5132


Signature, Place, and Date of Signing

/s/ Joseph Kirincich            New York, NY                August 14, 2012
---------------------          --------------              -----------------
[Signature]                    [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            15
                                                   --

Form 13F Information Table Value Total:       $104,449 (thousands)
                                              --------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                           Water Asset Management LLC
                                    FORM 13F
                                  June 30, 2012


                            TITLE OF                 VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP      (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD     NONE
AMERICAN STS WTR CO          COM        029899101     3,391       85,679   SH         Sole                85,679
AECOM TECHNOLOGY CORP
   DELAWA                    COM        00766T100    10,548      641,234   SH         Sole               641,234
CADIZ INC                    COM NEW    127537207     8,714    1,208,668   SH         Sole             1,208,668
CALGON CARBON CORP           COM        129603106       284       20,000   SH         Sole                20,000
LAYNE CHRISTENSEN CO         COM        521050104    12,395      599,083   SH         Sole               599,083
NORTHWEST PIPE CO            COM        667746101     6,943      286,224   SH         Sole               286,224
PENTAIR INC                  COM        709631105    14,894      389,085   SH         Sole               389,085
REXNORD CORP NEW             COM        76169B102     1,591       79,400   SH         Sole                79,400
SMITH A O                    COM        831865209     1,733       35,452   SH         Sole                35,452
TRI-TECH HOLDING INC         SHS        G9103F106     1,374      343,531   SH         Sole               343,531
FLOWSERVE CORP               COM        34354P105    13,628      118,764   SH         Sole               118,764
HECKMANN CORP                COM        422680108     8,723    2,580,987   SH         Sole             2,580,987
TETRA TECH INC NEW           COM        88162G103    12,684      486,375   SH         Sole               486,375
WATTS WATER TECHNOLOGIES
  INC                        CL  A      942749102     4,368      131,018   SH         Sole               131,018
XYLEM INC                    COM        98419M100     3,179      126,314   SH         Sole               126,314




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